Profit Before Income Tax - Summary of Employees' Compensation and Remuneration to Directors (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Analysis Of Income And Expense [line items]
Employees' compensation	$ 54,909	$ 1,955	$ 34,400
Remuneration to directors	$ 109,818	$ 3,911	68,803
Resolved by the board of directors [member]
Analysis Of Income And Expense [line items]
Employees' compensation			34,400	$ 45,430
Remuneration to directors			68,800	34,070
Recognized in the consolidated financial statements [member]
Analysis Of Income And Expense [line items]
Employees' compensation			34,400	45,430
Remuneration to directors			$ 68,803	$ 34,073